PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 333,531	$ 324,051
Less accumulated depreciation and amortization	135,566	129,311
Total premises and equipment	197,965	194,740
Depreciation	14,400	13,300	$ 12,900
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	47,670	48,575
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	167,013	162,423
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	77,363	72,580
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	31,953	32,060
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 9,532	$ 8,413